                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                             Financial Statements

                         Year ended December 31, 2020

    (With Report of Independent Registered Public Accounting Firm Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               Table of Contents

                         Year ended December 31, 2020

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-6

Statements of Operations................................................... F-10

Statements of Changes in Net Assets........................................ F-14

Notes to Financial Statements.............................................. F-26

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and Contract Owners of Genworth Life of New York VA Separate Account 2:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 2 (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in
Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2021

                                   Appendix

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Cap Fund, Inc.
   AB Small Cap Growth Portfolio -- Class A
AB Trust
   AB International Value Fund -- Class A
AIM Counselor Series Trust (Invesco Counselor Series Trust)
   Invesco Capital Appreciation Fund -- Class A (1)
AIM Equity Funds (Invesco Equity Funds)
   Invesco Charter Fund -- Class A (2)
   Invesco Main Street Fund(R) -- Class A (1)
AIM Growth Series (Invesco Growth Series)
   Invesco Main Street Mid Cap Fund(R) -- Class A (1)
AIM International Mutual Funds (Invesco International Mutual Funds)
   Invesco Global Fund -- Class A (1)
AIM Sector Funds (Invesco Sector Funds)
   Invesco Comstock Fund -- Class A (2)
Allianz Funds
   AllianzGI International Value Fund -- Class A (1)
   AllianzGI Large-Cap Value Fund -- Class A (1)
American Century Capital Portfolios, Inc.
   American Century Equity Income Fund -- A Class
American Century Government Income Trust
   American Century Inflation -- Adjusted Bond Fund -- Advisor Class BlackRock Basic Value Fund, Inc.
   BlackRock Basic Value Fund -- Investor A (2)
BlackRock Global Allocation Fund, Inc.
   BlackRock Global Allocation Fund -- Investor A
Calamos Investment Trust
   Calamos Growth Fund -- Class A
Cohen & Steers Global Realty Shares, Inc.
   Cohen & Steers Global Realty Shares -- Class A
Columbia Acorn Trust
   Columbia Acorn Fund -- Class A
Columbia Funds Series Trust
   Columbia Large Cap Growth Opportunity Fund -- Class A (1) (2)
   Columbia Select Mid Cap Value Fund -- Class A
Davis New York Venture Fund, Inc.
   Davis New York Venture Fund -- Class A
Eaton Vance Mutual Funds Trust
   Eaton Vance Floating-Rate Fund -- Class A
Eaton Vance Special Investment Trust
   Eaton Vance Large-Cap Value Fund -- Class A
Federated Hermes Equity Funds
   Federated Hermes Kaufmann Fund -- Class A (1)
Fidelity Advisor Series I
   Fidelity Advisor Balanced Fund -- Class A
   Fidelity Advisor Equity Growth Fund -- Class A
   Fidelity Advisor Leveraged Company Stock Fund -- Class A
Fidelity Advisor Series II
   Fidelity Advisor Mid Cap II Fund -- Class A

Fidelity Contrafund
   Fidelity Advisor New Insights Fund -- Class A
Franklin Fund Allocator Series
   Franklin Founding Funds Allocation Fund -- Class A Franklin Value Investors Trust
   Franklin Small Cap Value Fund -- Class A (2)
Highland Funds II
   Highland Total Return Fund
JPMorgan Trust II
   JPMorgan Core Bond Fund -- Class A
   JPMorgan Investor Growth & Income Fund -- Class A (2)
Janus Investment Fund
   Janus Henderson Forty Fund -- Class A
Legg Mason Global Asset Management Trust
   ClearBridge Value Trust -- Class FI
Legg Mason Partners Variable Equity Trust
   ClearBridge Aggressive Growth Fund -- Class FI
Lord Abbett Affiliated Fund, Inc.
   Lord Abbett Affiliated Fund -- Class A
Lord Abbett Bond-Debenture Fund, Inc.
   Lord Abbett Bond-Debenture Fund -- Class A (2)
Lord Abbett Mid Cap Stock Fund, Inc.
   Lord Abbett Mid Cap Stock Fund -- Class A
PIMCO Funds
   PIMCO High Yield Fund -- Class A
   PIMCO Long-Term U.S. Government Fund -- Class A
   PIMCO Low Duration Fund -- Class A
   PIMCO Total Return Fund -- Class A
Prudential Investment Portfolios 18
   PGIM Jennison 20/20 Focus Fund -- Class A
Prudential Jennison Natural Resources Fund, Inc.
   PGIM Jennison Natural Resources Fund, Inc. -- Class A
Putnam Investment Funds
   Putnam International Capital Opportunities Fund -- Class A
T. Rowe Price Capital Appreciation Fund
   T. Rowe Price Capital Appreciation Fund -- Advisor Class
T. Rowe Price Equity Income Fund
   T. Rowe Price Equity Income Fund -- Advisor Class
T. Rowe Price Growth Stock Fund, Inc.
   T. Rowe Price Growth Stock Fund -- Advisor Class
The AB Portfolios
   AB All Market Total Return Portfolio -- Class A
   AB Wealth Appreciation Strategy -- Class A (2)
Thornburg Investment Trust
   Thornburg International Value Fund -- Class A
   Thornburg Small/Mid Cap Growth Fund -- Class A (1) (2)
Wells Fargo Funds Trust
   Wells Fargo Classic Value Fund -- Class A (2)
   Wells Fargo Disciplined U.S. Core Fund -- Class A (2) Wells Fargo Treasury Plus Money Market Fund -- Class A

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations and changes in net assets for the period from August 7, 2020 (inception) to December 31, 2020.

Columbia Acorn Trust
   Columbia Acorn International Select -- Class A

   Statement of assets and liabilities as of December 31, 2020, the related statements of operations for the period from January 1, 2020 to August 7, 2020 (liquidation date) and changes in net assets for the period from January 1, 2019 to August 7, 2020 (liquidation date).

Columbia Funds Series Trust
   Columbia Select International Equity Fund -- Class A

(1)See Note 1 to the financial statements for the former name of the subaccount.
(2)Available as investment options for contracts, but not shown on the statements as there was no activity from January 1, 2019 through December
   31, 2020.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                     Statements of Assets and Liabilities

                               December 31, 2020


                                                                        AIM Counselor
                                                                        Series Trust
                                                                          (Invesco       AIM Equity     AIM Growth
                                         AB Cap Fund,                     Counselor    Funds (Invesco Series (Invesco
                                             Inc.         AB Trust      Series Trust)  Equity Funds)  Growth Series)
                                         ------------ ---------------- --------------- -------------- ---------------
                                                                                                          Invesco
                                         AB Small Cap AB International Invesco Capital    Invesco       Main Street
                                            Growth         Value        Appreciation    Main Street       Mid Cap
                                         Portfolio --     Fund --          Fund --       Fund(R) --     Fund(R) --
                                           Class A        Class A          Class A        Class A         Class A
---------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $61,740              $--              $1            $--         $86,370
Dividend receivable                                --               --              --             --              --
Total assets                                   61,740               --               1             --          86,370

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           3               --               1             --               3
Payable for units withdrawn                         1               --              --             --              --
Total liabilities                                   4               --               1             --               3

Net assets                                    $61,736              $--             $--            $--         $86,367

Investments in securities at cost             $51,420              $--              $1            $--         $72,816
Shares outstanding                                830               --              --             --           3,138


                                         Cohen & Steers
                                         Global Realty
                                          Shares, Inc.     Columbia Acorn Trust      Columbia Funds Series Trust
                                         -------------- --------------------------- -----------------------------
                                                                        Columbia       Columbia
                                         Cohen & Steers                   Acorn         Select        Columbia
                                         Global Realty    Columbia    International International  Select Mid Cap
                                           Shares --    Acorn Fund --   Select --   Equity Fund -- Value Fund --
                                            Class A        Class A       Class A       Class A        Class A
-----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)             $61,809      $104,513       $89,065            $--         $6,135
Dividend receivable                                  --            --            --             --             --
Total assets                                     61,809       104,513        89,065             --          6,135

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                             2            --             4             --             --
Payable for units withdrawn                           2            --             1             --              1
Total liabilities                                     4            --             5             --              1

Net assets                                      $61,805      $104,513       $89,060            $--         $6,134

Investments in securities at cost               $54,505      $119,989       $77,007            $--         $5,379
Shares outstanding                                1,143         8,236         2,645             --            530

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

     AIM
International
 Mutual Funds                                                   American         BlackRock
   (Invesco                                    American         Century           Global          Calamos
International                              Century Capital     Government       Allocation       Investment
Mutual Funds)         Allianz Funds        Portfolios, Inc.   Income Trust      Fund, Inc.         Trust
-------------------------------------------------------------------------------------------------------------
                                                            American Century
                 AllianzGI     AllianzGI       American       Inflation --       BlackRock
Invesco Global International   Large-Cap    Century Equity   Adjusted Bond   Global Allocation    Calamos
   Fund --     Value Fund -- Value Fund --  Income Fund --  Fund -- Advisor       Fund --      Growth Fund --
   Class A        Class A       Class A        A Class           Class          Investor A        Class A
-------------------------------------------------------------------------------------------------------------

      $106,664       $74,479      $275,309          $61,238         $140,779          $255,817        $87,249
            --            --            --               --               --                --             --
       106,664        74,479       275,309           61,238          140,779           255,817         87,249

             5             3            11                2                6                11              4
             1             2             1                2               --                --             --
             6             5            12                4                6                11              4

      $106,658       $74,474      $275,297          $61,234         $140,773          $255,806        $87,245

       $84,559       $64,133      $241,552          $55,879         $131,833          $214,716        $80,920
           923         3,607         9,510            6,789           11,155            11,882          2,345

                              Eaton Vance
Davis New York  Eaton Vance     Special      Federated
Venture Fund,  Mutual Funds   Investment   Hermes Equity
     Inc.          Trust         Trust         Funds                 Fidelity Advisor Series I
-----------------------------------------------------------------------------------------------------------
                                             Federated                                     Fidelity Advisor
Davis New York  Eaton Vance   Eaton Vance     Hermes     Fidelity Advisor Fidelity Advisor    Leveraged
   Venture     Floating-Rate   Large-Cap     Kaufmann        Balanced      Equity Growth    Company Stock
   Fund --        Fund --    Value Fund --    Fund --        Fund --          Fund --          Fund --
   Class A        Class A       Class A       Class A        Class A          Class A          Class A
-----------------------------------------------------------------------------------------------------------

       $37,447      $103,465       $61,586       $75,220          $43,294         $297,485          $29,651
            --           279            --            --               --               --               --
        37,447       103,744        61,586        75,220           43,294          297,485           29,651

             1             4             2             3                1               12                1
             1            --             2             2               --               --               --
             2             4             4             5                1               12                1

       $37,445      $103,740       $61,582       $75,215          $43,293         $297,473          $29,650

       $35,490      $104,985       $53,556       $69,267          $26,700         $277,425          $29,471
         1,201        11,471         2,933        10,476            1,663           18,781              600

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020


                                            Fidelity                  Franklin Fund
                                            Advisor       Fidelity      Allocator        Highland    JPMorgan
                                           Series II     Contrafund       Series         Funds II    Trust II
                                         -------------- ------------ ---------------- -------------- ---------
                                                          Fidelity       Franklin
                                            Fidelity      Advisor        Founding                    JPMorgan
                                          Advisor Mid   New Insights Funds Allocation                Core Bond
                                         Cap II Fund --   Fund --        Fund --      Highland Total  Fund --
                                            Class A       Class A        Class A       Return Fund    Class A
--------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)                 $--      $82,306         $407,183        $86,424  $809,692
Dividend receivable                                  --           --               --             --        --
Total assets                                         --       82,306          407,183         86,424   809,692

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                            --            4               17              4        33
Payable for units withdrawn                          --           --               --             --         1
Total liabilities                                    --            4               17              4        34

Net assets                                          $--      $82,302         $407,166        $86,420  $809,658

Investments in securities at cost                   $--      $64,501         $343,929        $67,460  $787,920
Shares outstanding                                   --        2,251           30,184          3,328    65,882

                                                                                   Prudential
                                                                                    Jennison
                                                                     Prudential      Natural       Putnam
                                                                     Investment     Resources    Investment
                                          PIMCO Funds (continued)  Portfolios 18   Fund, Inc.       Funds
                                         ------------------------- -------------- ------------- -------------
                                                                                                   Putnam
                                                                                  PGIM Jennison International
                                            PIMCO        PIMCO          PGIM         Natural       Capital
                                         Low Duration Total Return Jennison 20/20   Resources   Opportunities
                                           Fund --      Fund --    Focus Fund --  Fund, Inc. --    Fund --
                                           Class A      Class A       Class A        Class A       Class A
-------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $383,437     $686,689        $15,418       $62,425       $62,231
Dividend receivable                               288        1,215             --            --            --
Total assets                                 $383,725     $687,904        $15,418       $62,425       $62,231

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          16           28              1             1             3
Payable for units withdrawn                        --            1             --             2             2
Total liabilities                                  16           29              1             3             5

Net assets                                   $383,709     $687,875        $15,417       $62,422       $62,226

Investments in securities at cost            $383,341     $681,964        $13,189       $49,843       $50,148
Shares outstanding                             38,536       64,782            881         1,798         1,474

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                Legg Mason     Legg Mason
    Janus      Global Asset     Partners        Lord Abbett      Lord Abbett
 Investment     Management   Variable Equity  Affiliated Fund,  Mid Cap Stock
    Fund          Trust           Trust             Inc.         Fund, Inc.            PIMCO Funds
-----------------------------------------------------------------------------------------------------------
                                                                                                 PIMCO
    Janus                      ClearBridge                       Lord Abbett                   Long-Term
  Henderson    ClearBridge     Aggressive       Lord Abbett     Mid Cap Stock  PIMCO High   U.S. Government
Forty Fund -- Value Trust -- Growth Fund --  Affiliated Fund --    Fund --    Yield Fund --     Fund --
   Class A       Class FI       Class FI          Class A          Class A       Class A        Class A
-----------------------------------------------------------------------------------------------------------

      $76,486             $3             $14           $274,207       $49,727      $103,743        $218,075
           --             --              --                 --            --           381             368
       76,486              3              14            274,207        49,727       104,124         218,443

            3              3              14                 11             2             5               9
            1             --              --                  1            --            --               1
            4              3              14                 12             2             5              10

      $76,482            $--             $--           $274,195       $49,725      $104,119        $218,433

      $68,881             $2             $15           $244,673       $42,166      $101,116        $244,356
        1,584             --              --             17,993         1,714        11,425          36,165


T. Rowe Price
   Capital    T. Rowe Price T. Rowe Price                 Thornburg
Appreciation  Equity Income Growth Stock     The AB      Investment    Wells Fargo
    Fund          Fund       Fund, Inc.    Portfolios       Trust      Funds Trust
------------------------------------------------------------------------------------

T. Rowe Price                                                          Wells Fargo
   Capital    T. Rowe Price T. Rowe Price AB All Market   Thornburg   Treasury Plus
Appreciation  Equity Income Growth Stock  Total Return  International Money Market
   Fund --       Fund --       Fund --    Portfolio --  Value Fund --    Fund --
Advisor Class Advisor Class Advisor Class    Class A       Class A       Class A
------------------------------------------------------------------------------------

     $131,816      $176,664       $79,604      $104,177       $76,622           $--
           --            --            --            --            --            --
      131,816       176,664        79,604       104,177        76,622            --

            5             5             3             4             6            --
            1             1            --            --             1            --
            6             6             3             4             7            --

     $131,810      $176,658       $79,601      $104,173       $76,615           $--

     $117,174      $155,377       $56,509       $79,576       $66,149           $--
        3,911         5,668           844         6,455         2,773            --

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                           Statements of Operations


                                                                          AIM Counselor
                                                                          Series Trust
                                                                            (Invesco        AIM Equity      AIM Growth
                                         AB Cap Fund,                       Counselor     Funds (Invesco  Series (Invesco
                                             Inc.          AB Trust       Series Trust)   Equity Funds)   Growth Series)
                                         ------------  ----------------  ---------------  --------------  ---------------
                                                                                                              Invesco
                                         AB Small Cap  AB International  Invesco Capital     Invesco        Main Street
                                            Growth          Value         Appreciation     Main Street        Mid Cap
                                         Portfolio --      Fund --           Fund --        Fund(R) --      Fund(R) --
                                           Class A         Class A           Class A         Class A          Class A
                                         ------------  ----------------  ---------------  --------------  ---------------
                                          Year Ended      Year Ended       Year Ended       Year Ended      Year Ended
                                         December 31,    December 31,     December 31,     December 31,    December 31,
                                             2020            2020             2020             2020            2020
--------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                      $--               $--              $--             $--              $--
Mortality and expense risk and
administrative charges (note 4a)                  397               642              806           3,267            1,703
Net investment income (expense)                  (397)             (642)            (806)         (3,267)          (1,703)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        2,481            (7,749)          16,530          44,811           (1,293)
Change in unrealized appreciation
(depreciation)                                 10,319            (3,359)          (2,741)        (43,291)           4,138
Capital gain distributions                      5,916                --               --              --            4,676
Net realized and unrealized gain (loss)
on investments                                 18,716           (11,108)          13,789           1,520            7,521

Increase (decrease) in net assets from
operations                                    $18,319          $(11,750)         $12,983         $(1,747)          $5,818


                                         Cohen & Steers
                                         Global Realty
                                          Shares, Inc.       Columbia Acorn Trust        Columbia Funds Series Trust
                                         --------------  ----------------------------- -------------------------------
                                                                          Columbia        Columbia
                                         Cohen & Steers                     Acorn          Select         Columbia
                                         Global Realty     Columbia     International  International   Select Mid Cap
                                           Shares --     Acorn Fund --    Select --    Equity Fund --  Value Fund --
                                            Class A         Class A        Class A        Class A         Class A
                                         --------------  -------------  -------------  --------------  --------------
                                                                         Period from    Period from
                                           Year Ended     Year Ended     August 7 to    January 1 to     Year Ended
                                          December 31,   December 31,   December 31,     August 7,      December 31,
                                              2020           2020           2020            2020            2020
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                     $1,338            $--            $--          $2,147            $381
Mortality and expense risk and
administrative charges (note 4a)                    894          1,453            486           1,012             611
Net investment income (expense)                     444         (1,453)          (486)          1,135            (230)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                          1,732         (7,848)           296           8,992         (15,461)
Change in unrealized appreciation
(depreciation)                                   (1,453)        17,433         12,057         (24,929)          5,294
Capital gain distributions                           --         16,515             --          11,907           2,043
Net realized and unrealized gain (loss)
on investments                                      279         26,100         12,353          (4,030)         (8,124)

Increase (decrease) in net assets from
operations                                         $723        $24,647        $11,867         $(2,895)        $(8,354)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

     AIM
International
 Mutual Funds                                                      American          BlackRock
   (Invesco                                       American         Century            Global           Calamos
International                                 Century Capital     Government        Allocation        Investment
Mutual Funds)           Allianz Funds         Portfolios, Inc.   Income Trust       Fund, Inc.          Trust
-------------------------------------------------------------------------------------------------------------------
                                                               American Century
                  AllianzGI      AllianzGI        American       Inflation --        BlackRock
Invesco Global  International    Large-Cap     Century Equity   Adjusted Bond    Global Allocation     Calamos
   Fund --      Value Fund --  Value Fund --   Income Fund --  Fund -- Advisor        Fund --       Growth Fund --
   Class A         Class A        Class A         A Class           Class           Investor A         Class A
-------------------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended     Year Ended       Year Ended       Year Ended        Year Ended        Year Ended
 December 31,   December 31,   December 31,     December 31,     December 31,      December 31,      December 31,
     2020           2020           2020             2020             2020              2020              2020
-------------------------------------------------------------------------------------------------------------------

           $--         $1,667           $812              $578           $2,742             $1,230             $--

         1,029          1,074          1,729               392            3,464              4,004           1,147
        (1,029)           593           (917)              186             (722)            (2,774)         (1,147)

         8,822           (277)         2,043               350           10,151              7,477          (1,544)
         6,336          6,380         33,756             5,359           11,587             22,935          16,768
         4,222             --             --                --               --             18,905           8,840
        19,380          6,103         35,799             5,709           21,738             49,317          24,064

       $18,351         $6,696        $34,882            $5,895          $21,016            $46,543         $22,917

                                Eaton Vance
Davis New York   Eaton Vance      Special       Federated
Venture Fund,   Mutual Funds    Investment    Hermes Equity
     Inc.           Trust          Trust          Funds                    Fidelity Advisor Series I
------------------------------------------------------------------------------------------------------------------
                                                Federated                                        Fidelity Advisor
Davis New York   Eaton Vance    Eaton Vance      Hermes      Fidelity Advisor  Fidelity Advisor     Leveraged
   Venture      Floating-Rate    Large-Cap      Kaufmann         Balanced       Equity Growth     Company Stock
   Fund --         Fund --     Value Fund --     Fund --         Fund --           Fund --           Fund --
   Class A         Class A        Class A        Class A         Class A           Class A           Class A
------------------------------------------------------------------------------------------------------------------

  Year Ended     Year Ended     Year Ended     Year Ended       Year Ended        Year Ended        Year Ended
 December 31,   December 31,   December 31,   December 31,     December 31,      December 31,      December 31,
     2020           2020           2020           2020             2020              2020              2020
------------------------------------------------------------------------------------------------------------------

          $183         $6,266         $1,047            $--              $452               $--               $--

           709          2,568          1,188            616               599             1,878                17
          (526)         3,698           (141)          (616)             (147)           (1,878)              (17)

           597        (11,403)          (338)         1,028             4,328             5,636                --
         3,778          2,172         (2,138)         4,397             2,104            20,060               180
         1,884             53            491          5,091             1,460            32,050                --
         6,259         (9,178)        (1,985)        10,516             7,892            57,746               180

        $5,733        $(5,480)       $(2,126)        $9,900            $7,745           $55,868              $163

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2


                                            Fidelity                    Franklin Fund
                                            Advisor        Fidelity       Allocator         Highland       JPMorgan
                                           Series II      Contrafund        Series          Funds II       Trust II
                                         --------------  ------------  ----------------  --------------  ------------
                                                           Fidelity        Franklin
                                            Fidelity       Advisor         Founding                        JPMorgan
                                          Advisor Mid    New Insights  Funds Allocation                   Core Bond
                                         Cap II Fund --    Fund --         Fund --       Highland Total    Fund --
                                            Class A        Class A         Class A        Return Fund      Class A
                                         --------------  ------------  ----------------  --------------  ------------
                                           Year Ended     Year Ended      Year Ended       Year Ended     Year Ended
                                          December 31,   December 31,    December 31,     December 31,   December 31,
                                              2020           2020            2020             2020           2020
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                        $--           $17           $13,880            $723       $15,271
Mortality and expense risk and
administrative charges (note 4a)                    525         1,883             5,913           1,384        10,540
Net investment income (expense)                    (525)       (1,866)            7,967            (661)        4,731

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                          1,676        14,919             4,018           7,399        15,782
Change in unrealized appreciation
(depreciation)                                   (4,483)        1,585           (28,420)           (321)        7,510
Capital gain distributions                           --         6,880            16,091              --        12,958
Net realized and unrealized gain (loss)
on investments                                   (2,807)       23,384            (8,311)          7,078        36,250

Increase (decrease) in net assets from
operations                                      $(3,332)      $21,518             $(344)         $6,417       $40,981

                                                                                     Prudential
                                                                                      Jennison
                                                                      Prudential       Natural        Putnam
                                                                      Investment      Resources     Investment
                                          PIMCO Funds (continued)   Portfolios 18    Fund, Inc.        Funds
                                         -------------------------- --------------  -------------  -------------
                                                                                                      Putnam
                                                                                    PGIM Jennison  International
                                            PIMCO         PIMCO          PGIM          Natural        Capital
                                         Low Duration  Total Return Jennison 20/20    Resources    Opportunities
                                           Fund --       Fund --    Focus Fund --   Fund, Inc. --     Fund --
                                           Class A       Class A       Class A         Class A        Class A
                                         ------------  ------------ --------------  -------------  -------------
                                          Year Ended    Year Ended    Year Ended     Year Ended     Year Ended
                                         December 31,  December 31,  December 31,   December 31,   December 31,
                                             2020          2020          2020           2020           2020
-----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $4,403       $15,997             $8           $889           $495
Mortality and expense risk and
administrative charges (note 4a)                4,369        11,158            223          1,416            820
Net investment income (expense)                    34         4,839           (215)          (527)          (325)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       (1,684)        8,448            238         (9,505)         2,403
Change in unrealized appreciation
(depreciation)                                  5,704        11,140          2,015         18,575          3,400
Capital gain distributions                         --        25,603          1,626             --          2,136
Net realized and unrealized gain (loss)
on investments                                  4,020        45,191          3,879          9,070          7,939

Increase (decrease) in net assets from
operations                                     $4,054       $50,030         $3,664         $8,543         $7,614

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                 Legg Mason      Legg Mason
    Janus       Global Asset      Partners        Lord Abbett      Lord Abbett
 Investment      Management    Variable Equity  Affiliated Fund,  Mid Cap Stock
    Fund           Trust            Trust             Inc.         Fund, Inc.              PIMCO Funds
----------------------------------------------------------------------------------------------------------------
                                                                                                     PIMCO
    Janus                        ClearBridge                       Lord Abbett                     Long-Term
  Henderson     ClearBridge      Aggressive       Lord Abbett     Mid Cap Stock   PIMCO High    U.S. Government
Forty Fund --  Value Trust --  Growth Fund --  Affiliated Fund --    Fund --     Yield Fund --      Fund --
   Class A        Class FI        Class FI          Class A          Class A        Class A         Class A
----------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended      Year Ended        Year Ended      Year Ended     Year Ended      Year Ended
December 31,    December 31,    December 31,      December 31,    December 31,   December 31,    December 31,
    2020            2020            2020              2020            2020           2020            2020
----------------------------------------------------------------------------------------------------------------

         $122            $ --              $--             $3,646          $587         $7,843           $6,559

          482           3,245               --              2,523           610          2,571            3,426
         (360)         (3,245)              --              1,123           (23)         5,272            3,133

        1,503           7,021               --                251            92         (3,468)          19,582
        7,605         (45,882)              --             21,275         2,337         (1,122)         (21,104)
        5,573              --                2                 --            --             --           41,505
       14,681         (38,861)               2             21,526         2,429         (4,590)          39,983

      $14,321        $(42,106)              $2            $22,649        $2,406           $682          $43,116


T. Rowe Price
   Capital     T. Rowe Price T. Rowe Price                   Thornburg
Appreciation   Equity Income Growth Stock      The AB       Investment     Wells Fargo
    Fund           Fund       Fund, Inc.     Portfolios        Trust       Funds Trust
----------------------------------------------------------------------------------------

T. Rowe Price                                                              Wells Fargo
   Capital     T. Rowe Price T. Rowe Price  AB All Market    Thornburg    Treasury Plus
Appreciation   Equity Income Growth Stock   Total Return   International  Money Market
   Fund --        Fund --       Fund --     Portfolio --   Value Fund --     Fund --
Advisor Class  Advisor Class Advisor Class     Class A        Class A        Class A
----------------------------------------------------------------------------------------
 Year Ended     Year Ended    Year Ended     Year Ended     Year Ended     Year Ended
December 31,   December 31,  December 31,   December 31,   December 31,   December 31,
    2020           2020          2020           2020           2020           2020
----------------------------------------------------------------------------------------

       $1,083         $2,268           $--         $2,931           $163            $--

        1,178          1,417           630          1,415            481             52
          (95)           851          (630)         1,516           (318)           (52)

        2,278          1,198         7,179          3,804          1,072             --
        5,266         19,925         5,886         (5,061)        10,473             --
        8,374          2,427         1,628             --          2,130             --
       15,918         23,550        14,693         (1,257)        13,675             --

      $15,823        $24,401       $14,063           $259        $13,357           $(52)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                      Statements of Changes in Net Assets


                                                                                               AIM Counselor Series
                                                                                             Trust (Invesco Counselor
                                             AB Cap Fund, Inc.             AB Trust                Series Trust)
                                         ------------------------- ------------------------- -------------------------
                                                                                                  Invesco Capital
                                            AB Small Cap Growth     AB International Value         Appreciation
                                           Portfolio -- Class A         Fund -- Class A           Fund -- Class A
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(397)       $--          $(642)       $(341)        $(806)     $(1,635)
Net realized gain (loss) on investments      2,481         --         (7,749)      (1,297)       16,530        4,519
Change in unrealized appreciation
(depreciation) on investments               10,319         --         (3,359)      14,526        (2,741)       9,220
Capital gain distributions                   5,916         --             --           --            --       21,334
Increase (decrease) in net assets from
operations                                  18,319         --        (11,750)      12,888        12,983       33,438

From capital transactions (note 4):
Transfers for contract benefits and
terminations                                (6,141)        --        (11,122)     (11,960)      (11,338)     (13,834)
Administrative expenses                       (468)        --           (807)      (1,541)       (1,002)      (1,871)
Transfers between subaccounts
(including fixed account), net              50,026         --        (66,815)      (1,419)     (111,733)     (17,339)
Increase (decrease) in net assets from
capital transactions                        43,417         --        (78,744)     (14,920)     (124,073)     (33,044)
Increase (decrease) in net assets           61,736         --        (90,494)      (2,032)     (111,090)         394
Net assets at beginning of year                 --         --         90,494       92,526       111,090      110,696
Net assets at end of year                  $61,736        $--            $--      $90,494           $--     $111,090

Change in units (note 5):
Units purchased                              1,794         --          3,897        2,405           584          553
Units redeemed                                (512)        --        (17,357)      (4,737)       (6,180)      (2,431)
Net increase (decrease) in units from
capital transactions with contract
owners                                       1,282         --        (13,460)      (2,332)       (5,596)      (1,878)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                                                        AIM International
                                                          Mutual Funds
    AIM Equity Funds          AIM Growth Series      (Invesco International
 (Invesco Equity Funds)    (Invesco Growth Series)        Mutual Funds)                          Allianz Funds
---------------------------------------------------------------------------------------------------------------------------------

   Invesco Main Street     Invesco Main Street Mid       Invesco Global        AllianzGI International     AllianzGI Large-Cap
   Fund(R) -- Class A      Cap Fund(R) -- Class A        Fund -- Class A        Value Fund -- Class A     Value Fund -- Class A
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(3,267)     $(2,923)    $(1,703)      $(1,775)     $(1,029)      $(683)        $593         $812         $(917)      $--
    44,811       10,607      (1,293)          709        8,822       4,438         (277)        (723)        2,043        --
   (43,291)      83,011       4,138        22,769        6,336      14,949        6,380       14,619        33,756        --
        --       32,165       4,676         7,689        4,222         587           --           --            --        --
    (1,747)     122,860       5,818        29,392       18,351      19,291        6,696       14,708        34,882        --

   (48,759)     (58,310)    (20,747)      (13,253)     (13,312)     (8,237)     (13,242)      (8,592)      (22,206)       --
    (4,035)      (7,664)     (2,053)       (2,032)      (1,218)     (1,213)      (1,264)      (1,351)       (2,043)       --
  (399,694)     (56,936)    (57,999)       59,916       31,391      (9,885)       1,929       (3,138)      264,664        --
  (452,488)    (122,910)    (80,799)       44,631       16,861     (19,335)     (12,577)     (13,081)      240,415        --
  (454,235)         (50)    (74,981)       74,023       35,212         (44)      (5,881)       1,627       275,297        --
   454,235      454,285     161,348        87,325       71,446      71,490       80,355       78,728            --        --
       $--     $454,235     $86,367      $161,348     $106,658     $71,446      $74,474      $80,355      $275,297       $--

     2,553        1,735       2,004         4,226        3,225         528        2,499        1,470        18,687        --
   (23,010)      (7,873)     (5,793)       (1,995)      (2,505)     (1,618)      (3,864)      (3,178)       (2,428)       --

   (20,457)      (6,138)     (3,789)        2,231          720      (1,090)      (1,365)      (1,708)       16,259        --

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                                         American Century Capital      American Century          BlackRock Global
                                             Portfolios, Inc.       Government Income Trust    Allocation Fund, Inc.
                                         ------------------------- ------------------------- -------------------------
                                                                       American Century
                                                                     Inflation -- Adjusted       BlackRock Global
                                          American Century Equity        Bond Fund --           Allocation Fund --
                                          Income Fund -- A Class         Advisor Class              Investor A
                                         ------------------------- ------------------------- -------------------------

                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)               $186        $--          $ (722)      $2,539      $(2,774)     $(1,031)
Net realized gain (loss) on investments        350         --          10,151       (1,837)       7,477        1,085
Change in unrealized appreciation
(depreciation) on investments                5,359         --          11,587       21,792       22,935       24,366
Capital gain distributions                      --         --              --           --       18,905       10,864
Increase (decrease) in net assets from
operations                                   5,895         --          21,016       22,494       46,543       35,284

From capital transactions (note 4):
Transfers for contract benefits and
terminations                                (6,124)        --         (72,086)     (51,057)      (3,899)      (3,536)
Administrative expenses                       (456)        --          (4,499)      (6,553)      (4,636)      (4,422)
Transfers between subaccounts
(including fixed account), net              61,919         --        (170,162)       9,168      (41,737)         865
Increase (decrease) in net assets from
capital transactions                        55,339         --        (246,747)     (48,442)     (50,272)      (7,093)
Increase (decrease) in net assets           61,234         --        (225,731)     (25,948)      (3,729)      28,191
Net assets at beginning of year                 --         --         366,504      392,452      259,535      231,344
Net assets at end of year                  $61,234        $--        $140,773     $366,504     $255,806     $259,535

Change in units (note 5):
Units purchased                              3,289         --           4,670        4,137        1,172          884
Units redeemed                                (431)        --         (25,401)      (8,438)      (4,450)      (1,430)
Net increase (decrease) in units from
capital transactions with contract
owners                                       2,858         --         (20,731)      (4,301)      (3,278)        (546)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                            Cohen & Steers Global                                                 Columbia Funds Series
Calamos Investment Trust     Realty Shares, Inc.               Columbia Acorn Trust                       Trust
-------------------------------------------------------------------------------------------------------------------------

                                                                               Columbia Acorn        Columbia Select
     Calamos Growth         Cohen & Steers Global        Columbia Acorn         International     International Equity
     Fund -- Class A      Realty Shares -- Class A       Fund -- Class A      Select --Class A       Fund -- Class A
-------------------------------------------------------------------------------------------------------------------------
                                                                                                Period from
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended     Period from     January 1    Year ended
December 31, December 31, December 31, December 31, December 31, December 31,    August 7 to    to August 7, December 31,
    2020         2019         2020         2019         2020         2019     December 31, 2020     2020         2019
-------------------------------------------------------------------------------------------------------------------------


  $(1,147)     $(1,110)        $444       $1,796       $(1,453)    $(1,373)          $(486)         $1,135         $(35)
   (1,544)      (1,579)       1,732        3,407        (7,848)     (4,535)            296           8,992        4,522
   16,768       14,572       (1,453)       6,493        17,433      12,630          12,057         (24,929)      27,528
    8,840        6,956           --        2,665        16,515      11,769              --          11,907           --
   22,917       18,839          723       14,361        24,647      18,491          11,867          (2,895)      32,015

   (3,422)        (987)     (12,884)      (8,436)       (2,030)       (790)         (5,688)        (12,715)     (14,217)
   (1,224)      (1,184)      (1,072)      (1,167)       (1,432)     (1,390)           (611)         (1,185)      (2,219)
   (9,670)      (4,548)       6,003       (3,585)       (7,427)     (2,281)         83,492        (116,679)     (14,556)
  (14,316)      (6,719)      (7,953)     (13,188)      (10,889)     (4,461)         77,193        (130,579)     (30,992)
    8,601       12,120       (7,230)       1,173        13,758      14,030          89,060        (133,474)       1,023
   78,644       66,524       69,035       67,862        90,755      76,725              --         133,474      132,451
  $87,245      $78,644      $61,805      $69,035      $104,513     $90,755         $89,060             $--     $133,474

      655          169        1,899          675           694         343          11,120           1,444        1,023
   (1,321)        (575)      (2,202)      (1,625)       (1,088)       (554)         (3,368)        (11,612)      (3,630)

     (666)        (406)        (303)        (950)         (394)       (211)          7,752         (10,168)      (2,607)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                                           Columbia Funds Series    Davis New York Venture      Eaton Vance Mutual
                                             Trust (continued)            Fund, Inc.                Funds Trust
                                         ------------------------- ------------------------- -------------------------

                                          Columbia Select Mid Cap   Davis New York Venture     Eaton Vance Floating-
                                           Value Fund -- Class A        Fund -- Class A        Rate Fund -- Class A
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(230)       $(429)       $(526)         $57        $3,698      $10,061
Net realized gain (loss) on investments    (15,461)      (4,840)         597       (1,156)      (11,403)      (2,218)
Change in unrealized appreciation
(depreciation) on investments                5,294       23,879        3,778       11,200         2,172        9,566
Capital gain distributions                   2,043        1,769        1,884        3,279            53          473
Increase (decrease) in net assets from
operations                                  (8,354)      20,379        5,733       13,380        (5,480)      17,882

From capital transactions (note 4):
Transfers for contract benefits and
terminations                                (6,682)      (8,456)      (3,025)      (1,676)      (54,964)     (44,705)
Administrative expenses                       (736)      (1,302)        (861)        (884)       (3,274)      (5,557)
Transfers between subaccounts
(including fixed account), net             (55,893)      (8,339)     (18,194)      (5,108)      (97,754)     (70,906)
Increase (decrease) in net assets from
capital transactions                       (63,311)     (18,097)     (22,080)      (7,668)     (155,992)    (121,168)
Increase (decrease) in net assets          (71,665)       2,282      (16,347)       5,712      (161,472)    (103,286)
Net assets at beginning of year             77,799       75,517       53,792       48,080       265,212      368,498
Net assets at end of year                   $6,134      $77,799      $37,445      $53,792      $103,740     $265,212

Change in units (note 5):
Units purchased                              1,388          467          624          230         2,188        3,064
Units redeemed                              (5,083)      (1,488)      (1,645)        (660)      (14,216)     (12,172)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (3,695)      (1,021)      (1,021)        (430)      (12,028)      (9,108)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

   Eaton Vance Special        Federated Hermes
    Investment Trust            Equity Funds                                  Fidelity Advisor Series I
-------------------------------------------------------------------------------------------------------

  Eaton Vance Large-Cap       Federated Hermes      Fidelity Advisor Balanced  Fidelity Advisor Equity
  Value Fund -- Class A   Kaufmann Fund -- Class A       Fund -- Class A       Growth Fund -- Class A
--------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019
--------------------------------------------------------------------------------------------------------


    $(141)        $(209)      $(616)       $(205)       $(147)        $(16)      $(1,878)      $--
     (338)         (250)      1,028          416        4,328        2,559         5,636        --
   (2,138)       27,509       4,397        1,647        2,104        6,016        20,060        --
      491           865       5,091        1,403        1,460          710        32,050        --
   (2,126)       27,915       9,900        3,261        7,745        9,269        55,868        --

  (17,495)      (13,836)     (6,077)          --       (6,683)      (4,588)      (22,007)       --
   (1,433)       (1,868)       (658)        (196)        (675)        (680)       (2,243)       --
  (27,518)      (12,415)     59,078       (1,038)      (3,733)      (1,516)      265,855        --
  (46,446)      (28,119)     52,343       (1,234)     (11,091)      (6,784)      241,605        --
  (48,572)         (204)     62,243        2,027       (3,346)       2,485       297,473        --
  110,154       110,358      12,972       10,945       46,639       44,154            --        --
  $61,582      $110,154     $75,215      $12,972      $43,293      $46,639      $297,473       $--

    1,605           580       2,405           68          119           98        10,328        --
   (4,440)       (2,375)       (508)        (124)        (691)        (485)       (1,887)       --

   (2,835)       (1,795)      1,897          (56)        (572)        (387)        8,441        --


---------------------------
Fidelity Advisor Leveraged
      Company Stock
     Fund -- Class A
--------------------------
 Year ended    Year ended
December 31,  December 31,
    2020          2019
--------------------------


     $(17)        $--
       --          --
      180          --
       --          --
      163          --

       --          --
       --          --
   29,487          --
   29,487          --
   29,650          --
       --          --
  $29,650         $--

    1,542          --
       --          --

    1,542          --

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                                                                                               Franklin Fund Allocator
                                         Fidelity Advisor Series II    Fidelity Contrafund             Series
                                         -------------------------  ------------------------- -------------------------
                                                                                                  Franklin Founding
                                           Fidelity Advisor Mid       Fidelity Advisor New        Funds Allocation
                                          Cap II Fund -- Class A    Insights Fund -- Class A       Fund -- Class A
                                         -------------------------  ------------------------- -------------------------
                                          Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31,  December 31, December 31, December 31, December 31, December 31,
                                             2020          2019         2020         2019         2020         2019
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(525)        $(771)      $(1,866)     $(2,442)      $7,967       $6,369
Net realized gain (loss) on investments      1,676          (360)       14,919          929        4,018        8,130
Change in unrealized appreciation
(depreciation) on investments               (4,483)       13,342         1,585       34,694      (28,420)      46,457
Capital gain distributions                      --         2,217         6,880       11,325       16,091           --
Increase (decrease) in net assets from
operations                                  (3,332)       14,428        21,518       44,506         (344)      60,956

From capital transactions (note 4):
Transfers for contract benefits and
terminations                                (6,519)       (8,213)      (15,045)     (15,018)     (19,380)     (16,276)
Administrative expenses                       (645)       (1,206)       (2,138)      (2,984)      (8,148)      (8,156)
Transfers between subaccounts
(including fixed account), net             (61,295)       (3,571)     (108,012)     (15,665)      10,053         (977)
Increase (decrease) in net assets from
capital transactions                       (68,459)      (12,990)     (125,195)     (33,667)     (17,475)     (25,409)
Increase (decrease) in net assets          (71,791)        1,438      (103,677)      10,839      (17,819)      35,547
Net assets at beginning of year             71,791        70,353       185,979      175,140      424,985      389,438
Net assets at end of year                      $--       $71,791       $82,302     $185,979     $407,166     $424,985

Change in units (note 5):
Units purchased                              1,046           637           897          570        1,701          746
Units redeemed                              (4,896)       (1,370)       (5,969)      (2,150)      (2,941)      (2,585)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (3,850)         (733)       (5,072)      (1,580)      (1,240)      (1,839)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                                                                               Legg Mason Global Asset     Legg Mason Partners
    Highland Funds II         JPMorgan Trust II       Janus Investment Fund       Management Trust        Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------

     Highland Total          JPMorgan Core Bond       Janus Henderson Forty       ClearBridge Value      ClearBridge Aggressive
       Return Fund             Fund -- Class A           Fund -- Class A          Trust -- Class FI      Growth Fund -- Class FI
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


    $(661)        $(867)      $4,731       $8,371       $(360)       $--         $(3,245)      (5,587)      $--          $--
    7,399         1,544       15,782        3,053       1,503         --           7,021        2,084        --           --
     (321)       15,685        7,510       36,647       7,605         --         (45,882)     109,070        --            1
       --            --       12,958        3,467       5,573         --              --           --         2            1
    6,417        16,362       40,981       51,538      14,321         --         (42,106)     105,567         2            2

  (24,717)       (3,074)    (199,840)     (99,678)     (6,678)        --         (47,668)     (57,986)       --           --
   (1,835)       (1,840)     (12,883)     (13,431)       (563)        --          (4,000)      (7,645)       --           --
     (600)         (383)     241,814      (29,432)     69,402         --        (359,969)     (39,873)       (2)          (2)
  (27,152)       (5,297)      29,091     (142,541)     62,161         --        (411,637)    (105,504)       (2)          (2)
  (20,735)       11,065       70,072      (91,003)     76,482         --        (453,743)          63        --           --
  107,155        96,090      739,586      830,589          --         --         453,743      453,680        --           --
  $86,420      $107,155     $809,658     $739,586     $76,482        $--             $--     $453,743       $--          $--

      301           249       26,177        8,297       3,027         --           6,987        3,573        --           --
   (2,459)         (675)     (24,392)     (19,038)       (581)        --         (33,595)     (10,236)       --           --

   (2,158)         (426)       1,785      (10,741)      2,446         --         (26,608)      (6,663)       --           --

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2


                                          Lord Abbett Affiliated      Lord Abbett Mid Cap
                                                Fund, Inc.             Stock Fund, Inc.             PIMCO Funds
                                         ------------------------- ------------------------- -------------------------

                                          Lord Abbett Affiliated      Lord Abbett Mid Cap        PIMCO High Yield
                                              Fund -- Class A        Stock Fund -- Class A        Fund -- Class A
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $1,123         $922        $(23)       $(771)       $5,272       $7,454
Net realized gain (loss) on investments         251          225          92        5,223        (3,468)        (908)
Change in unrealized appreciation
(depreciation) on investments                21,275       20,319       2,337       12,279        (1,122)      18,897
Capital gain distributions                       --        2,319          --        1,059            --           --
Increase (decrease) in net assets from
operations                                   22,649       23,785       2,406       17,790           682       25,443

From capital transactions (note 4):
Transfers for contract benefits and
terminations                                (33,522)     (13,811)     (3,146)      (4,458)      (54,978)     (30,424)
Administrative expenses                      (3,018)      (1,863)       (709)      (1,343)       (3,279)      (3,821)
Transfers between subaccounts
(including fixed account), net              177,776       (8,042)      3,812      (71,829)     (103,456)      84,413
Increase (decrease) in net assets from
capital transactions                        141,236      (23,716)        (43)     (77,630)     (161,713)      50,168
Increase (decrease) in net assets           163,885           69       2,363      (59,840)     (161,031)      75,611
Net assets at beginning of year             110,310      110,241      47,362      107,202       265,150      189,539
Net assets at end of year                  $274,195     $110,310     $49,725      $47,362      $104,119     $265,150

Change in units (note 5):
Units purchased                              12,913          626         991          621         1,288        6,056
Units redeemed                               (3,745)      (1,996)       (893)      (5,381)      (10,766)      (3,094)
Net increase (decrease) in units from
capital transactions with contract
owners                                        9,168       (1,370)         98       (4,760)       (9,478)       2,962

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                                                                                                           Prudential Jennison
                                                                                Prudential Investment    Natural Resources Fund,
                           PIMCO Funds (continued)                                  Portfolios 18                 Inc.
---------------------------------------------------------------------------------------------------------------------------------
     PIMCO Long-Term                                                                                          PGIM Jennison
     U.S. Government         PIMCO Low Duration        PIMCO Total Return        PGIM Jennison 20/20     Natural Resources Fund,
     Fund -- Class A           Fund -- Class A           Fund -- Class A        Focus Fund -- Class A        Inc. -- Class A
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


    $3,133       $2,273          $34       $4,660       $4,839      $16,808       $(215)       $(174)       $(527)         $494
    19,582       (4,177)      (1,684)      (1,453)       8,448       (4,509)        238           (8)      (9,505)       (5,541)
   (21,104)      31,760        5,704        4,442       11,140       39,887       2,015        2,156       18,575        24,806
    41,505           --           --           --       25,603          665       1,626          887           --            --
    43,116       29,856        4,054        7,649       50,030       52,851       3,664        2,861        8,543        19,759

   (71,809)     (36,300)     (65,081)     (29,596)    (183,745)     (98,977)         --           --      (18,272)      (14,498)
    (4,261)      (4,457)      (5,451)      (4,942)     (13,491)     (14,625)       (202)        (194)      (1,767)       (2,193)
   (20,617)      31,585      170,479       20,512        7,116       20,645      (1,176)        (393)     (58,693)        2,314
   (96,687)      (9,172)      99,947      (14,026)    (190,120)     (92,957)     (1,378)        (587)     (78,732)      (14,377)
   (53,571)      20,684      104,001       (6,377)    (140,090)     (40,106)      2,286        2,274      (70,189)        5,382
   272,004      251,320      279,708      286,085      827,965      868,071      13,131       10,857      132,611       127,229
  $218,433     $272,004     $383,709     $279,708     $687,875     $827,965     $15,417      $13,131      $62,422      $132,611

     3,159        5,616       19,330        3,873       14,667        7,723          51           47       16,578         8,678
    (7,875)      (6,061)     (10,529)      (5,124)     (27,771)     (14,430)       (107)         (77)     (33,476)      (11,691)

    (4,716)        (445)       8,801       (1,251)     (13,104)      (6,707)        (56)         (30)     (16,898)       (3,013)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                                                                     T. Rowe Price Capital     T. Rowe Price Equity
                                          Putnam Investment Funds      Appreciation Fund            Income Fund
                                         ------------------------- ------------------------- -------------------------
                                           Putnam International      T. Rowe Price Capital     T. Rowe Price Equity
                                           Capital Opportunities     Appreciation Fund --         Income Fund --
                                              Fund -- Class A            Advisor Class             Advisor Class
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(325)       $(862)         $(95)       $(70)         $851        $337
Net realized gain (loss) on investments      2,403          936         2,278         899         1,198         102
Change in unrealized appreciation
(depreciation) on investments                3,400       11,977         5,266       6,967        19,925       6,951
Capital gain distributions                   2,136          780         8,374       2,159         2,427       2,293
Increase (decrease) in net assets from
operations                                   7,614       12,831        15,823       9,955        24,401       9,683

From capital transactions (note 4):
Transfers for contract benefits and
terminations                               (11,258)      (7,280)       (9,995)       (992)      (13,510)       (802)
Administrative expenses                       (967)        (979)       (1,355)       (794)       (1,665)       (698)
Transfers between subaccounts
(including fixed account), net               7,923       (4,852)       74,754        (642)      120,195        (302)
Increase (decrease) in net assets from
capital transactions                        (4,302)     (13,111)       63,404      (2,428)      105,020      (1,802)
Increase (decrease) in net assets            3,312         (280)       79,227       7,527       129,421       7,881
Net assets at beginning of year             58,914       59,194        52,583      45,056        47,237      39,356
Net assets at end of year                  $62,226      $58,914      $131,810     $52,583      $176,658     $47,237

Change in units (note 5):
Units purchased                              2,272          702         3,328          84         8,983         166
Units redeemed                              (2,425)      (1,915)         (780)       (192)       (2,246)       (256)
Net increase (decrease) in units from
capital transactions with contract
owners                                        (153)      (1,213)        2,548        (108)        6,737         (90)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

  T. Rowe Price Growth                                Thornburg Investment
    Stock Fund, Inc.          The AB Portfolios               Trust            Wells Fargo Funds Trust
-------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth          AB All Market                                   Wells Fargo Treasury
      Stock Fund --             Total Return         Thornburg International      Plus Money Market
      Advisor Class         Portfolio -- Class A      Value Fund -- Class A        Fund -- Class A
-------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019
-------------------------------------------------------------------------------------------------------


    $(630)       $(610)       $1,516         $898       $(318)       $--           $(52)          $53
    7,179        2,057         3,804        3,360       1,072         --             --            --
    5,886        8,915        (5,061)      14,625      10,473         --             --            --
    1,628          778            --        1,014       2,130         --             --            --
   14,063       11,140           259       19,897      13,357         --            (52)           53

   (3,208)        (800)      (25,022)      (6,124)     (6,710)        --        (63,492)     (161,806)
     (719)        (698)       (1,964)      (2,060)       (563)        --             --          (338)
   21,961       (1,970)        4,286         (933)     70,531         --         63,544       162,091
   18,034       (3,468)      (22,700)      (9,117)     63,258         --             52           (53)
   32,097        7,672       (22,441)      10,780      76,615         --             --            --
   47,504       39,832       126,614      115,834          --         --             --            --
  $79,601      $47,504      $104,173     $126,614     $76,615        $--            $--           $--

    1,382           84           622          284       6,763         --          7,023        27,064
     (955)        (212)       (2,445)        (974)     (1,129)        --         (7,023)      (27,064)

      427         (128)       (1,823)        (690)      5,634         --             --            --

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                         Notes to Financial Statements

                               December 31, 2020

(1)Description of Entity

   Genworth Life of New York VA Separate Account 2 (the "Separate Account") is a separate investment account established on January 17, 2008, by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. GLICNY is owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC"). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

   GLICNY's Home Office is located at 600 Third Avenue, Suite 2400, New York, New York, 10016. GLICNY's principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

   GLICNY's principal products are long-term care insurance ("LTC"), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured's home or assisted living or nursing facilities. Fixed annuities are intended to provide annuitants with a guaranteed income payout for a specified term or for life. Deferred annuities are intended for contract holders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant's lifetime or the longer of a defined number of years and the annuitant's lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, Genworth continues to service its existing retained and reinsured blocks of business. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

   GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, variable life insurance and funding agreements. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLICNY from COVID-19 in 2020 were related to the current low interest rate environment and continued elevated mortality. The low interest rate environment and volatile equity markets adversely impacted earnings in GLICNY's variable annuity products. GLICNY's LTC products were negatively impacted by the current low interest rate environment, particularly as it relates to asset adequacy analysis. However, these impacts were partially offset by higher mortality which had favorable impacts on reserves of GLICNY's LTC products. Future changes in morbidity experience may also impact GLICNY's LTC products. Conversely, higher mortality rates had unfavorable impacts on the Company's life insurance products. GLICNY observed minimal impacts from COVID-19 in its fixed annuity and variable annuity products.

   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLICNY and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLICNY

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are also available for sale directly to the general public. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover its liabilities of GLICNY's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   During the years ended December 31, 2020 and 2019, the following portfolio names were changed:

  Prior Portfolio Name                Current Portfolio Name                 Effective Date
------------------------  ------------------------------------------------ ------------------
Allianz Funds --          Allianz Funds -- AllianzGI International Value    December 18, 2020
  AllianzGI NFJ             Fund -- Class A
  International Value
  Fund -- Class A
Allianz Funds --          Allianz Funds -- AllianzGI Large-Cap Value        December 18, 2020
  AllianzGI NFJ             Fund -- Class A
  Large-Cap Value Fund
  -- Class A
Thornburg Investment      Thornburg Investment Trust -- Thornburg           December 18, 2020
  Trust -- Thornburg        Small/Mid Cap Growth Fund -- Class A
  Core Growth Fund --
  Class A
AIM Counselor Series      AIM Counselor Series Trust (Invesco Counselor    September 30, 2020
  Trust (Invesco            Series Trust) -- Invesco Capital Appreciation
  Counselor Series          Fund -- Class A
  Trust) -- Invesco
  Oppenheimer Capital
  Appreciation Fund --
  Class A
AIM Equity Funds          AIM Equity Funds (Invesco Equity Funds) --       September 30, 2020
  (Invesco Equity Funds)    Invesco Main Street Fund(R) -- Class A
  -- Invesco Oppenheimer
  Main Street Fund(R) --
  Class A
AIM Growth Series         AIM Growth Series (Invesco Growth Series) --     September 30, 2020
  (Invesco Growth           Invesco Main Street Mid Cap Fund(R) --
  Series) -- Invesco        Class A
  Oppenheimer Main
  Street Mid Cap Fund(R)
  -- Class A
AIM International Mutual  AIM International Mutual Funds (Invesco          September 30, 2020
  Funds (Invesco            International Mutual Funds) -- Invesco
  International Mutual      Global Fund -- Class A
  Funds) -- Invesco
  Oppenheimer Global
  Fund -- Class A
Federated Equity Funds    Federated Hermes Equity Funds -- Federated            June 26, 2020
  -- Federated Kaufmann     Hermes Kaufmann Fund -- Class A
  Fund -- Class A

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

  Prior Portfolio Name                Current Portfolio Name               Effective Date
------------------------  ----------------------------------------------- ----------------
Columbia Funds Series     Columbia Funds Series Trust -- Columbia Large   January 13, 2020
  Trust -- Columbia         Cap Growth Opportunity Fund -- Class A
  Large Cap Growth Fund
  III -- Class A
Oppenheimer Capital       AIM Counselor Series Trust (Invesco Counselor       May 27, 2019
  Appreciation Fund --      Series Trust) -- Invesco Oppenheimer Capital
  Oppenheimer Capital       Appreciation Fund -- Class A
  Appreciation Fund --
  Class A
Oppenheimer Global Fund   AIM International Mutual Funds (Invesco             May 27, 2019
  -- Oppenheimer Global     International Mutual Funds) -- Invesco
  Fund -- Class A           Oppenheimer Global Fund -- Class A
Oppenheimer Main Street   AIM Equity Funds (Invesco Equity Funds) --          May 27, 2019
  Funds, Inc. --            Invesco Oppenheimer Main Street Fund(R) --
  Oppenheimer Main          Class A
  Street Fund(R) --
  Class A
Oppenheimer Main Street   AIM Growth Series (Invesco Growth Series) --        May 27, 2019
  Mid Cap Fund --           Invesco Oppenheimer Main Street Mid Cap
  Oppenheimer Main          Fund(R) -- Class A
  Street Mid Cap Fund(R)
  -- Class A
Columbia Funds Series     Columbia Funds Series Trust -- Columbia Select       May 1, 2019
  Trust -- Columbia Mid     Mid Cap Value Fund -- Class A
  Cap Value Fund --
  Class A
Wells Fargo Funds Trust   Wells Fargo Funds Trust -- Wells Fargo Classic    March 29, 2019
  -- Wells Fargo            Value Fund -- Class A
  Intrinsic Value Fund
  -- Class A

   During the years ended December 31, 2020 and 2019, the following portfolio was liquidated, and the portfolio assets were reinvested in a new portfolio:

Liquidated Portfolio               Reinvested Portfolio           Inception Date
------------------------  --------------------------------------- --------------
Columbia Funds Series     Columbia Acorn Trust -- Columbia Acorn  August 7, 2020
  Trust -- Columbia         International Select -- Class A
  Select International
  Equity Fund -- Class A

   As of December 31, 2020, the following Portfolios were available as investment options for contracts, but not shown on the financial statements as there was no activity from January 1, 2019 through December 31, 2020:

AIM Equity Funds (Invesco Equity Funds) -- Invesco Charter   Lord Abbett Bond-Debenture Fund, Inc. -- Lord Abbett Bond
  Fund -- Class A                                              -- Debenture Fund -- Class A
AIM Sector Funds (Invesco Sector Funds) -- Invesco Comstock  The AB Portfolios -- AB Wealth Appreciation Strategy --
  Fund -- Class A                                              Class A
BlackRock Basic Value Fund, Inc. -- BlackRock Basic Value    Thornburg Investment Trust -- Thornburg Small/Mid Cap
  Fund -- Investor A                                           Growth Fund -- Class A
Columbia Funds Series Trust -- Columbia Large Cap Growth     Wells Fargo Funds Trust -- Wells Fargo Classic Value Fund
  Opportunity Fund -- Class A                                  -- Class A
Franklin Value Investors Trust -- Franklin Small Cap Value   Wells Fargo Funds Trust -- Wells Fargo Disciplined U.S.
  Fund -- Class A                                              Core Fund -- Class A
JPMorgan Trust II -- JPMorgan Investor Growth & Income Fund
  -- Class A

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020


  (e) Net Assets

   Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

  (f) Subsequent Events

   No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2020 were:

                          Cost of   Proceeds
                           Shares     from
Fund/Portfolio            Acquired Shares Sold
--------------            -------- -----------
AB Cap Fund, Inc.
  AB Small Cap Growth
   Portfolio -- Class A.. $ 70,587  $ 21,648
AB Trust
  AB International Value
   Fund -- Class A.......   18,800    98,192
AIM Counselor Series
  Trust (Invesco
  Counselor Series Trust)
  Invesco Capital
   Appreciation Fund --
   Class A...............    9,362   134,247
AIM Equity Funds
  (Invesco Equity Funds)
  Invesco Main Street
   Fund(R) -- Class A....   44,056   499,830
AIM Growth Series
  (Invesco Growth Series)
  Invesco Main Street
   Mid Cap Fund(R) --
   Class A...............   35,555   113,384
AIM International Mutual
  Funds (Invesco
  International Mutual
  Funds)
  Invesco Global Fund --
   Class A...............   72,661    52,605
Allianz Funds
  AllianzGI
   International Value
   Fund -- Class A.......   18,074    30,058
  AllianzGI Large-Cap
   Value Fund -- Class A.  279,444    39,934
American Century Capital
  Portfolios, Inc.
  American Century
   Equity Income Fund --
   A Class...............   64,669     9,141
American Century
  Government Income Trust
  American Century
   Inflation -- Adjusted
   Bond Fund -- Advisor
   Class.................   58,484   305,962
BlackRock Global
  Allocation Fund, Inc.
  BlackRock Global
   Allocation Fund --
   Investor A............   34,550    68,690
Calamos Investment Trust
  Calamos Growth Fund --
   Class A...............   19,340    25,962
Cohen & Steers Global
  Realty Shares, Inc.
  Cohen & Steers Global
   Realty Shares --
   Class A...............   22,734    30,245
Columbia Acorn Trust
  Columbia Acorn Fund --
   Class A...............   29,762    25,590
  Columbia Acorn
   International Select
   -- Class A............  111,105    34,393
Columbia Funds Series
  Trust
  Columbia Select
   International Equity
   Fund -- Class A.......   29,538   147,082
  Columbia Select Mid
   Cap Value Fund --
   Class A...............   20,740    82,242
Davis New York Venture
  Fund, Inc.
  Davis New York Venture
   Fund -- Class A.......   11,407    32,129

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                           Cost of   Proceeds
                            Shares     from
Fund/Portfolio             Acquired Shares Sold
--------------             -------- -----------
Eaton Vance Mutual Funds
  Trust
  Eaton Vance
   Floating-Rate Fund --
   Class A................ $ 34,478  $186,093
Eaton Vance Special
  Investment Trust
  Eaton Vance Large-Cap
   Value Fund -- Class A..   22,219    68,317
Federated Hermes Equity
  Funds
  Federated Hermes
   Kaufmann Fund --
   Class A................   72,029    15,207
Fidelity Advisor Series I
  Fidelity Advisor
   Balanced Fund --
   Class A................    3,997    13,775
  Fidelity Advisor
   Equity Growth Fund --
   Class A................  334,293    62,505
  Fidelity Advisor
   Leveraged Company
   Stock Fund -- Class A..   29,493        21
Fidelity Advisor Series
  II
  Fidelity Advisor Mid
   Cap II Fund -- Class A.   13,327    82,316
Fidelity Contrafund
  Fidelity Advisor New
   Insights Fund --
   Class A................   25,228   145,413
Franklin Fund Allocator
  Series
  Franklin Founding
   Funds Allocation Fund
   -- Class A.............   50,817    44,235
Highland Funds II
  Highland Total Return
   Fund...................    4,212    32,026
JPMorgan Trust II
  JPMorgan Core Bond
   Fund -- Class A........  399,817   353,032
Janus Investment Fund
  Janus Henderson Forty
   Fund -- Class A........   84,447    17,068
Legg Mason Global Asset
  Management Trust
  ClearBridge Value
   Trust -- Class FI......   85,283   500,180
Legg Mason Partners
  Variable Equity Trust
  ClearBridge Aggressive
   Growth Fund --
   Class FI...............        2        --
Lord Abbett Affiliated
  Fund, Inc.
  Lord Abbett Affiliated
   Fund -- Class A........  207,221    64,855
Lord Abbett Mid Cap
  Stock Fund, Inc.
  Lord Abbett Mid Cap
   Stock Fund -- Class A..   14,036    14,102
PIMCO Funds
  PIMCO High Yield Fund
   -- Class A.............   29,436   185,290
  PIMCO Long-Term U.S.
   Government Fund --
   Class A................  113,771   165,645
  PIMCO Low Duration
   Fund -- Class A........  223,694   123,347
  PIMCO Total Return
   Fund -- Class A........  257,689   416,576
Prudential Investment
  Portfolios 18
  PGIM Jennison 20/20
   Focus Fund -- Class A..    2,546     2,513
Prudential Jennison
  Natural Resources
  Fund, Inc.
  PGIM Jennison Natural
   Resources Fund, Inc.
   -- Class A.............   46,134   125,395
Putnam Investment Funds
  Putnam International
   Capital Opportunities
   Fund -- Class A........   25,116    27,605
T. Rowe Price Capital
  Appreciation Fund
  T. Rowe Price Capital
   Appreciation Fund --
   Advisor Class..........   92,309    20,623
T. Rowe Price Equity
  Income Fund
  T. Rowe Price Equity
   Income Fund --
   Advisor Class..........  148,878    40,576
T. Rowe Price Growth
  Stock Fund, Inc.
  T. Rowe Price Growth
   Stock Fund -- Advisor
   Class..................   52,070    33,035

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                          Cost of   Proceeds
                           Shares     from
Fund/Portfolio            Acquired Shares Sold
--------------            -------- -----------
The AB Portfolios
  AB All Market Total
   Return Portfolio --
   Class A............... $10,929    $32,113
Thornburg Investment
  Trust
  Thornburg
   International Value
   Fund -- Class A.......  79,550     14,475
Wells Fargo Funds Trust
  Wells Fargo Treasury
   Plus Money Market
   Fund -- Class A.......  63,539     63,539

(4)Related Party Transactions

  (a) GLICNY

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

   Charges are assessed under the contracts to cover mortality and expense risks that GLICNY assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available - one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment ("Class B"), the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment ("Class L"). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

   The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2020, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2020, the administrative expense charge for both classes was 0.15% and the joint annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners' average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

   As of December 31, 2020, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit ("PPDB") was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider ("ASDB") as of December 31, 2020 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

   Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total mount assessed on a daily basis. The range of contract charges as of December 31, 2020 was 1.35% to 1.70% as a percentage of contract owners' average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners' average daily net assets in the Separate Account. In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner's contract value is $40,000 or more at the time the charge is due.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020


  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2020 and 2019 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017 and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

   Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020:

AB Trust -- AB International Value Fund -- Class A           JPMorgan Trust II -- JPMorgan Investor Growth & Income Fund
AIM Counselor Series Trust (Invesco Counselor Series Trust)    -- Class A
  -- Invesco Capital Appreciation Fund -- Class A            Legg Mason Global Asset Management Trust -- ClearBridge
AIM Equity Funds (Invesco Equity Funds) -- Invesco Charter     Value Trust -- Class FI
  Fund -- Class A                                            Legg Mason Partners Variable Equity Trust -- ClearBridge
AIM Equity Funds (Invesco Equity Funds) -- Invesco Main        Aggressive Growth Fund -- Class FI
  Street Fund(R) -- Class A                                  Lord Abbett Bond-Debenture Fund, Inc. -- Lord Abbett Bond
AIM Sector Funds (Invesco Sector Funds) -- Invesco Comstock    -- Debenture Fund -- Class A
  Fund -- Class A                                            The AB Portfolios -- AB Wealth Appreciation Strategy --
BlackRock Basic Value Fund, Inc. -- BlackRock Basic Value      Class A
  Fund -- Investor A                                         Thornburg Investment Trust -- Thornburg Small/Mid Cap
Columbia Funds Series Trust -- Columbia Large Cap Growth       Growth Fund -- Class A
  Opportunity Fund -- Class A                                Wells Fargo Funds Trust -- Wells Fargo Classic Value Fund
Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II      -- Class A
  Fund -- Class A                                            Wells Fargo Funds Trust -- Wells Fargo Disciplined U.S.
Franklin Value Investors Trust -- Franklin Small Cap Value     Core Fund -- Class A
  Fund -- Class A                                            Wells Fargo Funds Trust -- Wells Fargo Treasury Plus Money
                                                               Market Fund -- Class A

                                    Expense as a                         Net   Investment
                                    % of Average                        Assets   Income
                                   Net Assets (1) Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ------ -------------- ------ ---------- --------------------
AB Cap Fund, Inc.
 AB Small Cap Growth Portfolio --
   Class A
   2020........................... 1.35% to 1.70%  1,282 48.89 to 46.75   62     0.00%      51.52% to   50.98%
   2019........................... 1.35% to 1.70%     -- 32.26 to 30.96   --     0.00%      33.94% to   33.46%
   2018........................... 1.35% to 1.70%     -- 24.09 to 23.20   --     0.00%     (2.25)% to  (2.60)%
   2017........................... 1.35% to 1.70%     -- 24.64 to 23.82   --     0.00%      32.79% to   32.32%
   2016........................... 1.35% to 1.70%     -- 18.56 to 18.00   --     0.00%       4.98% to    4.60%
AIM Growth Series (Invesco Growth
  Series)
 Invesco Main Street Mid Cap
   Fund(R) -- Class A
   2020........................... 1.35% to 1.70%  3,749 23.28 to 22.27   86     0.00%       7.66% to    7.28%
   2019........................... 1.35% to 1.70%  7,538 21.63 to 20.76  161     0.00%      30.36% to   29.90%
   2018........................... 1.35% to 1.70%  5,310 16.59 to 15.98   87     0.00%    (13.44)% to (13.75)%
   2017........................... 1.35% to 1.70%  5,641 19.17 to 18.53  107     0.31%      13.14% to   12.74%
   2016........................... 1.35% to 1.70% 10,404 16.94 to 16.43  175     0.88%      11.89% to   11.49%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                            Expense as a                         Net   Investment
                                            % of Average                        Assets   Income
                                           Net Assets (1) Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                           -------------- ------ -------------- ------ ---------- --------------------
AIM International Mutual Funds (Invesco
  International Mutual Funds)
 Invesco Global Fund -- Class A
   2020................................... 1.35% to 1.70%  4,392 24.79 to 23.71  107     0.00%      25.90% to   25.45%
   2019................................... 1.35% to 1.70%  3,672 19.69 to 18.90   71     0.52%      29.79% to   29.33%
   2018................................... 1.35% to 1.70%  4,761 15.17 to 14.61   71     0.32%    (14.73)% to (15.04)%
   2017................................... 1.35% to 1.70%  7,857 17.79 to 17.20  139     0.46%      34.41% to   33.93%
   2016................................... 1.35% to 1.70% 14,696 13.24 to 12.84  193     0.52%     (1.19)% to  (1.54)%
Allianz Funds
 AllianzGI International Value Fund --
   Class A
   2020................................... 1.35% to 1.70%  8,542  8.89 to  8.50   74     2.43%       7.87% to    7.49%
   2019................................... 1.35% to 1.70%  9,907  8.24 to  7.91   80     2.50%      19.91% to   19.49%
   2018................................... 1.35% to 1.70% 11,615  6.87 to  6.62   79     1.79%    (17.12)% to (17.41)%
   2017................................... 1.35% to 1.70% 15,729  8.29 to  8.01  129     1.45%      21.16% to   20.73%
   2016................................... 1.35% to 1.70% 30,302  6.84 to  6.64  206     2.56%     (7.86)% to  (8.18)%
 AllianzGI Large-Cap Value Fund --
   Class A
   2020................................... 1.35% to 1.70% 16,259 17.17 to 16.42  275     0.30%       0.56% to    0.20%
   2019................................... 1.35% to 1.70%     -- 17.07 to 16.38   --     0.00%      22.92% to   22.48%
   2018................................... 1.35% to 1.70%     -- 13.89 to 13.38   --     0.65%    (10.92)% to (11.24)%
   2017................................... 1.35% to 1.70%  8,812 15.59 to 15.07  136     1.39%      19.32% to   18.90%
   2016................................... 1.35% to 1.70%     -- 13.07 to 12.68   --     0.00%      12.33% to   11.93%
American Century Capital Portfolios, Inc.
 American Century Equity Income
   Fund -- A Class
   2020................................... 1.35% to 1.70%  2,858 21.75 to 20.80   61     1.24%     (0.53)% to  (0.89)%
   2019................................... 1.35% to 1.70%     -- 21.87 to 20.99   --     0.00%      22.13% to   21.70%
   2018................................... 1.35% to 1.70%     -- 17.91 to 17.24   --     0.04%     (5.92)% to  (6.26)%
   2017................................... 1.40% to 1.40%     85 18.94 to 18.94    2     1.50%      11.49% to   11.49%
   2016................................... 1.35% to 1.65%  1,698 17.06 to 16.62   28     1.56%      17.59% to   17.24%
American Century Government Income
  Trust
 American Century Inflation --
   Adjusted Bond Fund -- Advisor
   Class
   2020................................... 1.35% to 1.70% 11,383 12.53 to 11.98  141     1.19%       8.55% to    8.16%
   2019................................... 1.35% to 1.70% 32,114 11.54 to 11.08  367     2.13%       6.05% to    5.68%
   2018................................... 1.35% to 1.70% 36,413 10.88 to 10.48  392     2.52%     (4.00)% to  (4.34)%
   2017................................... 1.35% to 1.70% 33,127 11.34 to 10.96  372     1.81%       1.45% to    1.09%
   2016................................... 1.35% to 1.70% 46,562 11.17 to 10.84  517     1.76%       2.97% to    2.61%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                         Expense as a                         Net   Investment
                                         % of Average                        Assets   Income
                                        Net Assets (1) Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ------ -------------- ------ ---------- --------------------
BlackRock Global Allocation Fund, Inc.
 BlackRock Global Allocation Fund --
   Investor A
   2020................................ 1.35% to 1.65% 15,825 16.57 to 15.95  256     0.46%      19.16% to   18.80%
   2019................................ 1.35% to 1.65% 19,103 13.91 to 13.43  260     1.15%      15.63% to   15.28%
   2018................................ 1.35% to 1.65% 19,648 12.03 to 11.65  231     0.56%     (8.88)% to  (9.16)%
   2017................................ 1.35% to 1.65% 19,876 13.20 to 12.82  257     0.72%      11.80% to   11.46%
   2016................................ 1.35% to 1.65% 30,668 11.81 to 11.50  358     0.96%       2.35% to    2.04%
Calamos Investment Trust
 Calamos Growth Fund -- Class A
   2020................................ 1.35% to 1.65%  3,707 23.92 to 23.02   87     0.00%      31.13% to   30.73%
   2019................................ 1.35% to 1.65%  4,373 18.24 to 17.61   79     0.00%      29.34% to   28.95%
   2018................................ 1.35% to 1.65%  4,779 14.10 to 13.66   67     0.00%     (7.15)% to  (7.43)%
   2017................................ 1.35% to 1.65%  4,850 15.19 to 14.75   73     0.00%      24.89% to   24.51%
   2016................................ 1.35% to 1.65%  5,313 12.16 to 11.85   64     0.00%     (3.45)% to  (3.74)%
Cohen & Steers Global Realty Shares,
  Inc.
 Cohen & Steers Global Realty
   Shares -- Class A
   2020................................ 1.35% to 1.70%  4,351 14.42 to 13.79   62     2.27%     (3.97)% to  (4.31)%
   2019................................ 1.35% to 1.70%  4,654 15.02 to 14.41   69     4.04%      22.70% to   22.26%
   2018................................ 1.35% to 1.70%  5,603 12.24 to 11.79   68     2.82%     (5.50)% to  (5.84)%
   2017................................ 1.35% to 1.70%  6,717 12.95 to 12.52   86     1.71%      11.02% to   10.63%
   2016................................ 1.35% to 1.70% 10,678 11.67 to 11.32  124     3.66%       2.01% to    1.65%
Columbia Acorn Trust
 Columbia Acorn Fund -- Class A
   2020................................ 1.35% to 1.65%  3,823 28.16 to 27.10  105     0.00%      27.44% to   27.05%
   2019................................ 1.35% to 1.65%  4,217 22.10 to 21.33   91     0.00%      24.51% to   24.13%
   2018................................ 1.35% to 1.65%  4,428 17.75 to 17.18   77     0.00%     (6.51)% to  (6.80)%
   2017................................ 1.35% to 1.65%  4,599 18.98 to 18.44   85     0.00%      23.23% to   22.86%
   2016................................ 1.35% to 1.65%  4,927 15.40 to 15.01   74     0.00%       8.58% to    8.25%
 Columbia Acorn International
   Select -- Class A
   2020 (4)............................ 1.35% to 1.70%  7,752 11.49 to 11.48   89     0.00%      14.92% to   14.76%
Columbia Funds Series Trust
 Columbia Select Mid Cap Value
   Fund -- Class A
   2020................................ 1.65% to 1.65%    310 19.91 to 19.91    6     0.94%       4.72% to    4.72%
   2019................................ 1.35% to 1.70%  4,005 19.70 to 18.90   78     0.92%      29.53% to   29.07%
   2018................................ 1.35% to 1.70%  5,026 15.21 to 14.64   76     0.47%    (14.63)% to (14.94)%
   2017................................ 1.35% to 1.70%  6,846 17.81 to 17.22  121     0.92%      11.81% to   11.41%
   2016................................ 1.35% to 1.70%  7,908 15.93 to 15.45  125     0.72%      12.42% to   12.02%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                       Expense as a                         Net   Investment
                                       % of Average                        Assets   Income
                                      Net Assets (1) Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- ------ -------------- ------ ---------- --------------------
Davis New York Venture Fund, Inc.
 Davis New York Venture Fund --
   Class A
   2020.............................. 1.35% to 1.65%  1,779 21.31 to 20.51   37     0.50%       9.91% to    9.57%
   2019.............................. 1.35% to 1.65%  2,800 19.39 to 18.72   54     1.55%      29.14% to   28.75%
   2018.............................. 1.35% to 1.65%  3,228 15.02 to 14.54   48     0.64%    (14.19)% to (14.45)%
   2017.............................. 1.35% to 1.70% 17,475 17.50 to 16.91  303     0.34%      20.51% to   20.08%
   2016.............................. 1.35% to 1.65%  4,333 14.52 to 14.15   62     0.69%      10.74% to   10.40%
Eaton Vance Mutual Funds Trust
 Eaton Vance Floating-Rate Fund --
   Class A
   2020.............................. 1.35% to 1.70%  7,676 13.72 to 13.12  104     3.59%       0.78% to    0.42%
   2019.............................. 1.35% to 1.70% 19,704 13.62 to 13.07  265     4.59%       5.40% to    5.02%
   2018.............................. 1.35% to 1.70% 28,812 12.92 to 12.44  368     4.06%     (0.83)% to  (1.18)%
   2017.............................. 1.35% to 1.70% 16,993 13.03 to 12.59  220     3.56%       2.67% to    2.31%
   2016.............................. 1.35% to 1.70% 15,394 12.69 to 12.31  194     4.10%       9.44% to    9.05%
Eaton Vance Special Investment Trust
 Eaton Vance Large-Cap Value
   Fund -- Class A
   2020.............................. 1.35% to 1.70%  3,556 17.59 to 16.82   62     1.35%       0.90% to    0.54%
   2019.............................. 1.35% to 1.70%  6,391 17.43 to 16.73  110     1.27%      28.04% to   27.58%
   2018.............................. 1.35% to 1.70%  8,185 13.61 to 13.11  110     1.19%     (8.10)% to  (8.42)%
   2017.............................. 1.35% to 1.65%    436 14.81 to 14.39    6     1.06%      13.26% to   12.92%
   2016.............................. 1.35% to 1.70% 30,059 13.08 to 12.68  391     1.41%       8.09% to    7.71%
Federated Hermes Equity Funds
 Federated Hermes Kaufmann Fund --
   Class A
   2020.............................. 1.35% to 1.70%  2,439 31.45 to 30.08   75     0.00%      26.85% to   26.40%
   2019.............................. 1.65% to 1.65%    542 23.94 to 23.94   13     0.00%      30.75% to   30.75%
   2018.............................. 1.65% to 1.65%    599 18.31 to 18.31   11     0.00%       1.91% to    1.91%
   2017.............................. 1.65% to 1.65%    681 17.96 to 17.96   12     0.00%      25.64% to   25.64%
   2016.............................. 1.65% to 1.65%    727 14.30 to 14.30   10     0.00%       1.38% to    1.38%
Fidelity Advisor Series I
 Fidelity Advisor Balanced Fund --
   Class A
   2020.............................. 1.40% to 1.40%  1,927 22.48 to 22.48   43     1.07%      20.40% to   20.40%
   2019.............................. 1.40% to 1.40%  2,499 18.67 to 18.67   47     1.37%      22.02% to   22.02%
   2018.............................. 1.40% to 1.40%  2,886 15.30 to 15.30   44     1.20%     (5.79)% to  (5.79)%
   2017.............................. 1.40% to 1.40%  3,213 16.24 to 16.24   52     1.11%      14.47% to   14.47%
   2016.............................. 1.35% to 1.40% 13,033 14.25 to 14.19  185     1.18%       5.49% to    5.43%
 Fidelity Advisor Equity Growth
   Fund -- Class A
   2020.............................. 1.35% to 1.70%  8,441 35.72 to 34.15  297     0.00%      41.49% to   40.99%
   2019.............................. 1.35% to 1.70%     -- 25.24 to 24.22   --     0.00%      31.88% to   31.41%
   2018.............................. 1.35% to 1.70%     -- 19.14 to 18.43   --     0.00%     (1.80)% to  (2.15)%
   2017.............................. 1.35% to 1.70%     -- 19.49 to 18.84   --     0.00%      33.03% to   32.56%
   2016.............................. 1.35% to 1.70%     -- 14.65 to 14.21   --     0.00%     (1.06)% to  (1.41)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                      Expense as a                          Net   Investment
                                      % of Average                         Assets   Income
                                     Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Fidelity Advisor Leveraged Company
   Stock Fund -- Class A
   2020............................. 1.65% to 1.65%   1,542 19.23 to 19.23    30    0.00%      26.78% to   26.78%
   2019............................. 1.35% to 1.70%      -- 15.72 to 15.08    --    0.00%      27.72% to   27.27%
   2018............................. 1.35% to 1.70%      -- 12.31 to 11.85    --    0.00%    (17.20)% to (17.50)%
   2017............................. 1.35% to 1.70%      -- 14.86 to 14.36    --    0.00%      15.74% to   15.33%
   2016............................. 1.35% to 1.70%      -- 12.84 to 12.45    --    0.00%       7.57% to    7.19%
Fidelity Contrafund
 Fidelity Advisor New Insights
   Fund -- Class A
   2020............................. 1.35% to 1.65%   2,903 28.79 to 27.71    82    0.01%      21.97% to   21.60%
   2019............................. 1.35% to 1.70%   7,975 23.60 to 22.65   186    0.13%      27.41% to   26.96%
   2018............................. 1.35% to 1.70%   9,556 18.53 to 17.84   175    0.00%     (5.75)% to  (6.09)%
   2017............................. 1.35% to 1.65%   3,615 19.66 to 19.09    70    0.00%      26.30% to   25.92%
   2016............................. 1.35% to 1.65%   3,976 15.56 to 15.16    61    0.11%       4.84% to    4.52%
Franklin Fund Allocator Series
 Franklin Founding Funds Allocation
   Fund -- Class A
   2020............................. 1.35% to 1.70%  28,108 14.87 to 14.22   407    3.66%       0.18% to  (0.18)%
   2019............................. 1.35% to 1.70%  29,348 14.84 to 14.24   425    3.10%      16.22% to   15.80%
   2018............................. 1.35% to 1.70%  31,188 12.77 to 12.30   389    3.49%    (11.05)% to (11.36)%
   2017............................. 1.35% to 1.70%  32,763 14.35 to 13.87   461    2.85%       9.70% to    9.32%
   2016............................. 1.35% to 1.70%  44,948 13.08 to 12.69   580    2.24%      11.99% to   11.60%
Highland Funds II
 Highland Total Return Fund
   2020............................. 1.35% to 1.40%   6,171 14.02 to 13.93    86    0.89%       7.89% to    7.83%
   2019............................. 1.35% to 1.70%   8,329 12.99 to 12.47   107    0.62%      17.28% to   16.86%
   2018............................. 1.35% to 1.70%   8,756 11.08 to 10.67    96    0.10%    (11.88)% to (12.19)%
   2017............................. 1.35% to 1.70%   9,108 12.57 to 12.15   113    1.96%       6.42% to    6.04%
   2016............................. 1.35% to 1.70%  18,582 11.82 to 11.46   219    1.09%       9.04% to    8.66%
JPMorgan Trust II
 JPMorgan Core Bond Fund --
   Class A
   2020............................. 1.35% to 1.70%  56,670 14.49 to 13.86   810    2.12%       6.39% to    6.02%
   2019............................. 1.35% to 1.70%  54,885 13.62 to 13.07   740    2.52%       6.60% to    6.23%
   2018............................. 1.35% to 1.70%  65,627 12.78 to 12.31   831    2.50%     (1.41)% to  (1.76)%
   2017............................. 1.35% to 1.70%  98,331 12.96 to 12.53 1,264    2.35%       2.15% to    1.79%
   2016............................. 1.35% to 1.70% 144,495 12.69 to 12.31 1,822    2.20%       0.72% to    0.37%
Janus Investment Fund
 Janus Henderson Forty Fund --
   Class A
   2020............................. 1.35% to 1.70%   2,446 31.68 to 30.30    76    0.23%      36.94% to   36.46%
   2019............................. 1.35% to 1.70%      -- 23.13 to 22.20    --    0.00%      34.62% to   34.14%
   2018............................. 1.35% to 1.70%      -- 17.19 to 16.55    --    0.00%     (0.18)% to  (0.53)%
   2017............................. 1.35% to 1.70%      -- 17.22 to 16.64    --    0.00%      27.46% to   27.01%
   2016............................. 1.35% to 1.70%      -- 13.51 to 13.10    --    0.00%       0.67% to    0.31%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                       Expense as a                          Net   Investment
                                       % of Average                         Assets   Income
                                      Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
Lord Abbett Affiliated Fund, Inc.
 Lord Abbett Affiliated Fund --
   Class A
   2020.............................. 1.35% to 1.70%  15,047 18.48 to 17.67   274    2.13%     (2.60)% to  (2.95)%
   2019.............................. 1.35% to 1.70%   5,879 18.97 to 18.21   110    2.28%      23.55% to   23.11%
   2018.............................. 1.35% to 1.70%   7,250 15.35 to 14.79   110    2.04%     (8.72)% to  (9.04)%
   2017.............................. 1.35% to 1.70%   9,550 16.82 to 16.26   159    2.05%      14.56% to   14.15%
   2016.............................. 1.35% to 1.70%  21,326 14.68 to 14.24   311    1.33%      15.76% to   15.35%
Lord Abbett Mid Cap Stock Fund, Inc.
 Lord Abbett Mid Cap Stock Fund --
   Class A
   2020.............................. 1.35% to 1.35%   2,798 17.78 to 17.78    50    1.34%       1.34% to    1.34%
   2019.............................. 1.35% to 1.35%   2,700 17.54 to 17.54    47    0.74%      21.25% to   21.25%
   2018.............................. 1.35% to 1.70%   7,458 14.47 to 13.93   107    0.77%    (15.70)% to (16.00)%
   2017.............................. 1.35% to 1.70%   9,282 17.16 to 16.59   158    0.82%       5.59% to    5.22%
   2016.............................. 1.35% to 1.70%  12,059 16.25 to 15.77   195    0.70%      15.04% to   14.64%
PIMCO Funds
 PIMCO High Yield Fund -- Class A
   2020.............................. 1.35% to 1.70%   5,824 18.15 to 17.36   104    4.50%       3.55% to    3.18%
   2019.............................. 1.35% to 1.70%  15,302 17.53 to 16.82   265    4.77%      12.99% to   12.59%
   2018.............................. 1.35% to 1.70%  12,340 15.51 to 14.94   190    5.00%     (4.15)% to  (4.49)%
   2017.............................. 1.35% to 1.70%  13,845 16.18 to 15.64   222    4.76%       5.20% to    4.83%
   2016.............................. 1.35% to 1.70%  20,733 15.38 to 14.92   317    5.22%      10.79% to   10.40%
 PIMCO Long-Term U.S. Government
   Fund -- Class A
   2020.............................. 1.35% to 1.70%  10,765 20.60 to 19.69   218    2.89%      15.90% to   15.49%
   2019.............................. 1.35% to 1.70%  15,481 17.77 to 17.05   272    2.33%      11.52% to   11.12%
   2018.............................. 1.35% to 1.70%  15,929 15.93 to 15.35   251    2.36%     (3.78)% to  (4.13)%
   2017.............................. 1.35% to 1.70%  11,712 16.56 to 16.01   192    2.23%       7.22% to    6.84%
   2016.............................. 1.35% to 1.70%  18,893 15.45 to 14.98   290    2.30%     (0.32)% to  (0.67)%
 PIMCO Low Duration Fund --
   Class A
   2020.............................. 1.35% to 1.70%  33,755 11.50 to 11.00   384    1.46%       1.72% to    1.36%
   2019.............................. 1.35% to 1.70%  24,954 11.31 to 10.85   280    3.07%       2.77% to    2.40%
   2018.............................. 1.35% to 1.70%  26,206 11.01 to 10.60   286    1.85%     (1.15)% to  (1.50)%
   2017.............................. 1.35% to 1.70%  26,331 11.13 to 10.76   291    1.40%       0.13% to  (0.22)%
   2016.............................. 1.35% to 1.70%  33,233 11.12 to 10.78   368    1.66%       0.20% to  (0.15)%
 PIMCO Total Return Fund --
   Class A
   2020.............................. 1.35% to 1.70%  46,056 15.22 to 14.55   688    2.16%       7.04% to    6.66%
   2019.............................. 1.35% to 1.70%  59,160 14.21 to 13.64   828    3.47%       6.44% to    6.06%
   2018.............................. 1.35% to 1.70%  65,867 13.35 to 12.86   868    2.59%     (1.95)% to  (2.30)%
   2017.............................. 1.35% to 1.70% 100,719 13.62 to 13.16 1,357    2.29%       3.32% to    2.96%
   2016.............................. 1.35% to 1.70% 152,684 13.18 to 12.79 1,997    2.57%       0.83% to    0.47%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                          Expense as a                         Net   Investment
                                          % of Average                        Assets   Income
                                         Net Assets (1) Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                         -------------- ------ -------------- ------ ---------- --------------------
Prudential Investment Portfolios 18
 PGIM Jennison 20/20 Focus Fund --
   Class A
   2020................................. 1.65% to 1.65%    601 25.60 to 25.60   15     0.06%      28.18% to   28.18%
   2019................................. 1.65% to 1.65%    657 19.97 to 19.97   13     0.25%      26.44% to   26.44%
   2018................................. 1.65% to 1.65%    688 15.80 to 15.80   11     0.33%     (6.71)% to  (6.71)%
   2017................................. 1.40% to 1.65%    805 17.35 to 16.93   14     0.00%      24.82% to   24.50%
   2016................................. 1.35% to 1.65%  1,324 13.96 to 13.60   18     0.00%       1.77% to    1.46%
Prudential Jennison Natural Resources
  Fund, Inc.
 PGIM Jennison Natural Resources
   Fund, Inc. -- Class A
   2020................................. 1.35% to 1.70% 12,815   4.95 to 4.73   62     1.35%       9.67% to    9.28%
   2019................................. 1.35% to 1.70% 29,713   4.51 to 4.33  133     1.83%      14.94% to   14.53%
   2018................................. 1.35% to 1.70% 32,726   3.92 to 3.78  127     1.27%    (28.82)% to (29.08)%
   2017................................. 1.35% to 1.70% 30,694   5.51 to 5.33  168     0.00%       3.55% to    3.18%
   2016................................. 1.35% to 1.70% 25,884   5.32 to 5.16  137     1.24%      32.41% to   31.94%
Putnam Investment Funds
 Putnam International Capital
   Opportunities Fund -- Class A
   2020................................. 1.35% to 1.70%  4,786 13.20 to 12.62   62     0.94%       9.43% to    9.04%
   2019................................. 1.35% to 1.70%  4,939 12.06 to 11.57   59     0.00%      24.15% to   23.71%
   2018................................. 1.35% to 1.70%  6,152  9.71 to  9.36   59     0.00%    (17.66)% to (17.95)%
   2017................................. 1.35% to 1.70%  7,422 11.80 to 11.40   87     2.38%      32.72% to   32.25%
   2016................................. 1.35% to 1.70% 13,791  8.89 to  8.62  122     1.75%     (4.19)% to  (4.53)%
T. Rowe Price Capital Appreciation Fund
 T. Rowe Price Capital Appreciation
   Fund -- Advisor Class
   2020................................. 1.35% to 1.70%  4,727 28.15 to 26.92  132     1.09%      16.21% to   15.79%
   2019................................. 1.35% to 1.65%  2,179 24.22 to 23.38   53     1.25%      22.52% to   22.15%
   2018................................. 1.35% to 1.65%  2,287 19.77 to 19.14   45     1.88%     (0.98)% to  (1.28)%
   2017................................. 1.35% to 1.65%  2,466 19.97 to 19.39   49     0.95%      13.43% to   13.09%
   2016................................. 1.35% to 1.65%  2,473 17.60 to 17.15   43     1.24%       6.44% to    6.12%
T. Rowe Price Equity Income Fund
 T. Rowe Price Equity Income Fund --
   Advisor Class
   2020................................. 1.35% to 1.70%  9,152 19.49 to 18.64  177     2.05%     (0.32)% to  (0.67)%
   2019................................. 1.35% to 1.35%  2,415 19.55 to 19.55   47     2.11%      24.47% to   24.47%
   2018................................. 1.35% to 1.35%  2,506 15.71 to 15.71   39     1.90%    (10.80)% to (10.80)%
   2017................................. 1.35% to 1.35%  2,471 17.61 to 17.61   44     1.68%      14.28% to   14.28%
   2016................................. 1.35% to 1.35%  2,472 15.41 to 15.41   38     2.11%      17.34% to   17.34%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

                               December 31, 2020

                                         Expense as a                         Net   Investment
                                         % of Average                        Assets   Income
                                        Net Assets (1) Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ------ -------------- ------ ---------- --------------------
T. Rowe Price Growth Stock Fund, Inc.
 T. Rowe Price Growth Stock Fund --
   Advisor Class
   2020................................ 1.35% to 1.65%  2,056 39.29 to 37.81   80     0.00%      34.70% to   34.29%
   2019................................ 1.35% to 1.35%  1,629 29.17 to 29.17   48     0.00%      28.68% to   28.68%
   2018................................ 1.35% to 1.35%  1,757 22.67 to 22.67   40     0.00%     (2.62)% to  (2.62)%
   2017................................ 1.35% to 1.40%  1,959 23.28 to 23.17   46     0.00%      31.52% to   31.45%
   2016................................ 1.35% to 1.40%  2,627 17.70 to 17.62   46     0.00%     (0.21)% to  (0.26)%
The AB Portfolios
 AB All Market Total Return
   Portfolio -- Class A
   2020................................ 1.35% to 1.40%  7,123 14.68 to 14.58  104     3.04%       3.41% to    3.36%
   2019................................ 1.35% to 1.40%  8,946 14.19 to 14.11  127     2.11%      17.76% to   17.71%
   2018................................ 1.35% to 1.40%  9,636 12.05 to 11.99  116     0.00%     (9.07)% to  (9.12)%
   2017................................ 1.35% to 1.40% 10,241 13.25 to 13.19  135     1.22%       9.72% to    9.67%
   2016................................ 1.35% to 1.65% 11,039 12.08 to 11.77  133     2.90%       4.37% to    4.05%
Thornburg Investment Trust
 Thornburg International Value Fund --
   Class A
   2020................................ 1.35% to 1.70%  5,634 13.78 to 13.18   77     0.32%      20.91% to   20.48%
   2019................................ 1.35% to 1.70%     -- 11.40 to 10.94   --     0.00%      26.72% to   26.27%
   2018................................ 1.35% to 1.70%     --  8.99 to  8.66   --     0.00%    (21.14)% to (21.42)%
   2017................................ 1.35% to 1.70%     -- 11.41 to 11.02   --     0.00%      23.30% to   22.87%
   2016................................ 1.35% to 1.70%     --  9.25 to  8.97   --     0.00%     (4.05)% to  (4.39)%

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(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for the period from August 7 to December 31, 2020.